Contingent liabilities and contingent assets - Additional Information (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Contingent liabilities	€ 0	€ 0
Contingent assets	€ 0	€ 0